SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series A
Prospectus Supplement

January 31, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series A series of shares (the “Fund”) of SMA Relationship Trust (the “Trust”) dated April 30, 2013, as supplemented, as follows:

1.           Effective on January 31, 2014, Lowell Yura will be added as a portfolio manager for the Fund.

Therefore, the following reference to Mr. Yura is added under the heading “Portfolio managers” on page 7 of the Prospectus:

• Lowell Yura, portfolio manager of the Fund since January 2014.

Also, the information under the heading “Management” and the sub-heading “Portfolio management—Series A” on page 60 of the Prospectus is deleted in its entirety and replaced by the following:

Curt Custard, Andreas Koester, Jonathan Davies and Lowell Yura are the lead portfolio managers for the Fund. Messrs. Custard, Koester, Davies and Yura have access to certain members of the fixed-income and equities investment management teams, each of whom is allocated a specified portion of the portfolio over which he or she has independent responsibility for research, security selection, and portfolio construction. The team members also have access to additional portfolio managers and analysts within the various asset classes and markets in which the Fund invests. Messrs. Custard and Koester, as senior portfolio managers for the Fund, have responsibility for allocating the portfolio among the various managers and analysts, occasionally implementing trades on behalf of analysts on the team, and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Mr. Davies, as a senior portfolio manager for the Fund, has responsibility for setting the currency strategies and making all currency decisions for the Fund, occasionally implementing trades on behalf of analysts on the team, and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies. Mr. Yura, as a senior portfolio manager for the Fund, has responsibility for allocating the portfolio among the various managers and analysts on the team and reviewing the overall composition of the portfolio to ensure its compliance with its stated investment objectives and strategies.  Information about Messrs. Custard, Koester, Davies and Yura is provided below.

Curt Custard is a Group Managing Director and has been Global Head of Global Investment Solutions at UBS Global AM since 2008. Mr. Custard is also a member of the UBS Global Asset Management Executive Committee. Prior to joining UBS Global AM, Mr. Custard was Global Head of Multi-Asset Solutions at Schroders since 2004. Prior to this, Mr. Custard was Chief Investment Officer of the Multi-Asset and Balanced Business of Allianz Global Investors in London since 2000. Mr. Custard has been a portfolio manager of the Fund since its inception.

Andreas Koester is a Managing Director and is Head of Asset Allocation and Currency in the Global Investment Solutions team. Mr. Koester has been at UBS Global AM since 2009. Prior to joining UBS Global AM, Mr. Koester worked at Schroders since 2005, where he was Head of US & European Multi-Asset Solutions and was also a member of their global asset allocation and alternative investment committees. Prior to joining Schroders, Mr. Koester worked for AXA Investment Managers since 2001 in various portfolio management and asset allocation roles. Mr. Koester has been a portfolio manager of the Fund since 2009.

Jonathan Davies is an Executive Director and is a member of the Global Investment Solutions team. Mr. Davies has been at UBS Global AM since 2002. Prior to joining UBS Global AM, Mr. Davies held positions at the Institute for Fiscal Studies and the Financial Services Authority. Mr. Davies has been a portfolio manager of the Fund since 2009.

Lowell Yura is Head Strategist, Americas and U.K., in the Global Investment Solutions team and a Managing Director at UBS Global AM. Mr. Yura has been at UBS Global AM since 2003. Mr. Yura has been a portfolio manager of the Fund since January 2014.

2.           UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to the Fund.

Therefore, the third paragraph on the cover page of the Prospectus is deleted in its entirety and replaced by the following:

As with all mutual funds, the U.S. Securities and Exchange Commission (“SEC”) and U.S. Commodity Futures Trading Commission (“CFTC”) have not approved or disapproved the Funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Also, the information relating to the Fund under the heading “More information about the Funds—Series A” and the sub-heading “Other information” on page 38 of the Prospectus is deleted in its entirety and replaced by the following:

Regulation under the Commodity Exchange Act—The Advisor is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to the Fund as a result of the Advisor’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Advisor is also registered as a “commodity trading advisor” (“CTA”) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies, or this prospectus.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-658

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust
Series A
Supplement to the Statement of Additional Information

January 31, 2014

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the Series A series of shares (the “Fund”) of SMA Relationship Trust (the “Trust”) dated April 30, 2013, as follows:

1.           Effective on January 31, 2014, Lowell Yura will be added as a portfolio manager for the Fund.

Therefore, the following information is added under the heading “Investment advisory, administration, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” on page 61 of the SAI:

	Registered investment companies		Other pooled investment vehicles		Other accounts
Portfolio manager (Funds managed)	Number	Assets managed (in millions)	Number	Assets managed (in millions)	Number	Assets managed (in millions)
Lowell Yura (Series A) #	1	$58	0	$0	3	$0*

#	Mr. Yura became a portfolio manager of the Fund on January 31, 2014. The information provided is as of December 31, 2013.

*	Total assets in these accounts total less than $1 million.

In addition, the following information is added under the heading “Investment advisory, administration, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” on page 63 of the SAI:

Portfolio Manager/Fund	Range of shares owned
Lowell Yura Series A#	None

#	Information for Mr. Yura is as of December 31, 2013.

2.           UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) is subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to the Fund.

Therefore, the following disclosure is added after the heading “Strategies for using derivative-type instruments” and the sub-heading “Special risks of certain derivatives” on page 46 of the SAI:

Commodity Pool Operator Regulation
The Advisor is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the U.S. Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to Series A. The CFTC has recently adopted rules regarding the disclosure, reporting and recordkeeping requirements that will apply with respect to this Fund as a result of the Advisor’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the Advisor’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to this Fund, the Fund may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved this Fund, its respective investment strategies or this SAI.

Also, the following disclosure is added under the heading “Investment advisory, administration, principal underwriting and other service arrangements” and the sub-heading “Portfolio holdings disclosure policies and procedures— Arrangements to disclose portfolio holdings to service providers and fiduciaries” on pages 67-68 of the SAI:

•           Series A is subject to CFTC and National Futures Association (“NFA”) reporting requirements due to its status as a commodity pool for which the Advisor is registered as a CPO.  Series A supplies portfolio holdings information on a monthly basis with no lag time after the close of the month to data aggregating service providers to facilitate reporting to the CFTC/NFA.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-659